CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $)		Total	Ordinary Shares [Member]		Additional Paid-in Capital [Member]	Accumulated other comprehensive income (loss) [Member]		Accumulated Deficit [Member]
Balance at Dec. 31, 2010		$ 264,113,000	$ 1,855,000		$ 865,080,000	$ 774,000		$ (603,596,000)
Balance, shares at Dec. 31, 2010			40,698
Issuance of restricted share units (RSU)		27,000	27,000
Issuance of restricted share units (RSU), shares			484
Stock-based compensation of options and RSUs related to employees and non- employees		2,009,000			2,009,000
Conversion of convertible subordinated notes		9,000		[1]	9,000
Conversion of convertible subordinated notes, shares	[2]
Comprehensive loss		(6,083,000)				(233,000)		(5,850,000)
Balance at Dec. 31, 2011		260,075,000	1,882,000		867,098,000	541,000		(609,446,000)
Balance, shares at Dec. 31, 2011			41,182
Issuance of restricted share units (RSU)		24,000	24,000
Issuance of restricted share units (RSU), shares			459
Stock-based compensation of options and RSUs related to employees and non- employees		2,445,000			2,445,000
Conversion of convertible subordinated notes		52,000		[1]	52,000
Conversion of convertible subordinated notes, shares			3
Exercise of stock options		230,000	3,000		227,000
Exercise of stock options, shares			56
Comprehensive loss		(20,869,000)				2,323,000		(23,192,000)
Balance at Dec. 31, 2012		241,957,000	1,909,000		869,822,000	2,864,000		(632,638,000)
Balance, shares at Dec. 31, 2012		41,700,100	41,700
Issuance of restricted share units (RSU)		15,000	15,000
Issuance of restricted share units (RSU), shares			271
Stock-based compensation of options and RSUs related to employees and non- employees		2,665,000			2,665,000
Exercise of stock options		566,000	8,000		558,000
Exercise of stock options, shares			155
Comprehensive loss		(19,170,000)				(1,273,000)		(17,897,000)
Balance at Dec. 31, 2013		$ 226,033,000	$ 1,932,000		$ 873,045,000	$ 1,591	[3]	$ (650,535,000)
Balance, shares at Dec. 31, 2013		41,700,100	42,126

[1]	Represents an amount lower than $ 1.
[2]	Represents an amount lower than 1 thousand shares.
[3]	As of December 31, 2013 the comprehensive loss consists only of foreign currency translation adjustments.